BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]	5) SIGNIFICANT ACQUISITION OR DISPOSALFor the year of 2021 and 2022 Company has not entered in any agreement for significant acquisition or disposal of any group´s entity